Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	44 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Grizzle Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	25.38%	18.90%	13.97%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	17.10%	10.46%